Segment Information - Schedule of Segment Information (Details) - Other Operating Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Segment Information [Line Items]
Operating expenses	$ (5,774,457)	$ (3,054,750)
Excise tax interest and penalties	(535,632)	(214,457)
Provision for income taxes	(64,133)	(462,092)
Interest expense, net	(350,342)	(422,128)
Change in fair value of warrant liabilities	(14,558,000)	(2,090,000)
Change in fair value of conversion event liability	$ 63,513	$ (17,821)